Cash Flow Information	12 Months Ended
Dec. 31, 2024
Disclosure Of Cash Flow Statement [Abstract]
Cash Flow Information

Except for those disclosed in other notes, the Company entered into the following non-cash investing and financing activities:

	Year Ended December 31
Investing activities	2022	2023	2024
	NT$	NT$	NT$
	(In Millions)
Additions of property, plant and equipment	$31,265	$30,398	$28,576
Changes in other payables	270	343	180
Payments for acquisition of property, plant and equipment	$31,535	$30,741	$28,756

Financing activities

			Changes in Non-Cash Transactions
	Balance on January 1, 2022	Cash Flows from Financing Activities	New Leases	Others	Cash Flows from Operating Activities - Interest Paid	Balance on December 31, 2022
	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Lease liabilities	$10,273	$(3,777)	$4,369	$(117)	$(75)	$10,673

			Changes in Non-Cash Transactions
	Balance on January 1, 2023	Cash Flows from Financing Activities	New Leases	Others	Cash Flows from Operating Activities - Interest Paid	Balance on December 31, 2023
	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Lease liabilities	$10,673	$(3,884)	$4,415	$(124)	$(105)	$10,975

			Changes in Non-Cash Transactions
	Balance on January 1, 2024	Cash Flows from Financing Activities	New Leases	Others	Cash Flows from Operating Activities - Interest Paid	Balance on December 31, 2024
	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Lease liabilities	$10,975	$(3,944)	$4,092	$(103)	$(128)	$10,892